22. Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
Community Bancorp. (Parent Company Only)	December 31,	December 31,
Condensed Balance Sheets	2016	2015

Assets

Cash	$494,086	$508,325
Investment in subsidiary - Community National Bank	66,769,241	63,747,517
Investment in Capital Trust	387,000	387,000
Income taxes receivable	269,335	239,394
Total assets	$67,919,662	$64,882,236

Liabilities and Shareholders' Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	581,145	580,580
Total liabilities	13,468,145	13,467,580

Shareholders' Equity

Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding
($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, and 5,269,053 and
5,204,517 shares issued at December 31, 2016 and 2015, respectively (including
15,022 and 15,430 shares issued February 1, 2017 and 2016, respectively)	13,172,633	13,011,293
Additional paid-in capital	30,825,658	30,089,438
Retained earnings	10,666,782	8,482,096
Accumulated other comprehensive loss	(90,779)	(45,394)
Less: treasury stock, at cost; 210,101 shares at December 31, 2016 and 2015	(2,622,777)	(2,622,777)
Total shareholders' equity	54,451,517	51,414,656

Total liabilities and shareholders' equity	$67,919,662	$64,882,236

Condensed Statements of Income
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2016	2015

Income
Bank subsidiary distributions	$2,940,000	$2,842,000
Dividends on Capital Trust	13,818	12,295
Total income	2,953,818	2,854,295

Expense
Interest on junior subordinated debentures	460,142	409,432
Administrative and other	345,842	306,962
Total expense	805,984	716,394

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	2,147,834	2,137,901
Income tax benefit	269,335	239,394

Income before equity in undistributed net income of subsidiary	2,417,169	2,377,295
Equity in undistributed net income of subsidiary	3,067,109	2,448,296
Net income	$5,484,278	$4,825,591

Condensed Statements of Cash Flows
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2016	2015

Cash Flows from Operating Activities
Net income	$5,484,278	$4,825,591
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(3,067,109)	(2,448,296)
Increase in income taxes receivable	(29,941)	(5,443)
Net cash provided by operating activities	2,387,228	2,371,852

Cash Flows from Financing Activities
Dividends paid on preferred stock	(87,500)	(81,250)
Dividends paid on common stock	(2,313,967)	(2,262,089)
Net cash used in financing activities	(2,401,467)	(2,343,339)
Net (decrease) increase in cash	(14,239)	28,513

Cash
Beginning	508,325	479,812
Ending	$494,086	$508,325

Cash Received for Income Taxes	$239,394	$233,952

Cash Paid for Interest	$460,142	$409,432

Dividends paid:
Dividends declared	$3,212,092	$3,172,179
Increase in dividends payable attributable to dividends declared	(565)	(24,847)
Dividends reinvested	(897,560)	(885,243)
	$2,313,967	$2,262,089